Assets Held for Sale and Other Current Assets	12 Months Ended
Dec. 31, 2024
Disclosure [Abstract]
Assets Held for Sale and Other Current Assets
13)	ASSETS HELD FOR SALE AND OTHER CURRENT ASSETS
As of December 31, 2024 and 2023, assets held for sale and other current assets were detailed as follows:

		2024	2023
Assets held for sale	$	265	49
Other current assets		105	142

	$	370	191

As of December 31, 2024 and 2023, other current assets presented above are mainly comprised of advance payments to inventory suppliers.
As of December 31, 2024 and 2023, the caption of assets held for sale in the table above, which are measured at the lower of their estimated realizable value, less costs to sell, and their carrying amounts, as well as liabilities directly related with such assets are detailed as follows:

		2024				2023
		Assets	Liabilities	Net Assets		Assets	Liabilities	Net Assets
Dominican Republic (note 4.2)	$	229	91	138	$	—	—	—
Other assets held for sale		36	—	36		49	—	49

	$	265	91	174	$	49	—	49